Income tax expense - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income taxes for the year	$ 417	$ 572	$ 218
Current income taxes related to prior years	(90)	10	6
Income tax expense	$ 327	$ 582	$ 224